Credit Facility	12 Months Ended
May 03, 2014
Credit Facility
2.	Credit Facility

The Company is party to an amended and restated credit facility with Bank of America, N.A., as administrative agent, collateral agent and swing line lender, and other lenders, dated as of April 29, 2011 (as amended and modified to date, the Credit Facility), consisting of up to $1,000,000 in aggregate commitments under a five-year asset-backed revolving credit facility expiring on April 29, 2016, which is secured by eligible inventory and accounts receivable with the ability to include eligible real estate and related assets. Borrowings under the Credit Facility are limited to a specified percentage of eligible inventories and accounts receivable and accrued interest, at the election of the Company, at Base Rate or LIBO Rate, plus, in each case, an Applicable Margin (each term as defined in the Credit Facility). In addition, the Company has the option to request an increase in commitments under the Credit Facility by up to $300,000, subject to certain restrictions.

The Credit Facility requires Availability (as defined in the Credit Facility) to be greater than the greater of (i) 10% of the Loan Cap (as defined in the Credit Facility) and (ii) $50,000. In addition, the Credit Facility contains covenants that limit, among other things, the Company’s ability to incur indebtedness, create liens, make investments, make restricted payments, merge or acquire assets, and contains default provisions that are typical for this type of financing, among other things. Proceeds from the Credit Facility are used for general corporate purposes, including seasonal working capital needs.

The Company had no outstanding debt under the Credit Facility as of May 3, 2014 and $77.0 million as of April 27, 2013.

Selected information related to the Company’s credit facilities:

	Fiscal 2014	Fiscal 2013	Fiscal 2012
Credit facility at period end	$—	77,000	324,200
Average balance outstanding during the period	$48,254	214,702	306,038
Maximum borrowings outstanding during the period	$180,300	462,900	582,000
Weighted average interest rate during the period (a)	15.65%	5.56%	4.71%
Interest rate at end of period	0.00%	4.93%	3.32%

(a)	Includes commitment fees.

Fees expensed with respect to the unused portion of the credit facilities were $4,375, $3,794 and $3,343 during fiscal 2014, fiscal 2013 and fiscal 2012, respectively. The Company had $36,782 of outstanding letters of credit under the 2013 Amended Credit Facility as of May 3, 2014 compared with $33,904 as of April 27, 2013.

The Company has no agreements to maintain compensating balances.